UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-23459

Red Cedar Fund Trust
(Exact name of registrant as specified in charter)

333 Bridge Street NW, Suite 601 Grand Rapids, Michigan	49504
(Address of principal executive offices)	(Zip code)

CT Corporation

1209 Orange Street, Corporation Trust Center, Wilmington, Delaware 19801
(Name and address of agent for service)

Registrant's telephone number, including area code:	(616) 378-6894

Date of fiscal year end:	October 31

Date of reporting period:	July 1, 2020 – June 30, 2021

ITEM 1. PROXY VOTING RECORD.

RED CEDAR SHORT TERM BOND FUND (RCSTX)

Proxy Voting Record

July 1, 2020 – June 30, 2021

The Red Cedar Short Term Bond Fund held no securities entitled to vote at a meeting of shareholders during the reporting period (July 1, 2020 through June 30, 2021).

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Red Cedar Fund Trust

By (Signature and Title)*	/s/ David Withrow
David Withrow, President of the Trust
Date	August 16, 2021